Significant Related Party Transactions and Balances - Schedule of Balances with Related Parties (Details)	Dec. 31, 2025 MYR (RM)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 MYR (RM)
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net			RM (338,786)
Advances from a related party	4,964,591	1,224,012	5,149,801
Trade receivables [Member] | SEAP Trading Pte Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net			21,128
Trade payables [Member] | TEM Electronics (Jiangmen) Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net			(255,273)
Trade payables [Member] | BAP Trading Co Ltd [Member]
Schedule of Balances with Related Parties [Line Items]
Amount due to related parties, net			RM (104,641)